Other general administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Other general administrative expenses	Other general administrative expenses
a) Breakdown
The detail of Other general administrative expenses is as follows:

EUR million
	2023	2022	2021
Technology and systems	2,471	2,473	2,182
Property, fixtures and supplies (note 2.k)	818	804	789
Technical reports	809	785	689
Advertising	603	559	510
Taxes other than income tax	570	559	558
Communications	414	410	401
Surveillance and cash courier services	337	336	306
Per diems and travel expenses	218	163	69
Insurance premiums	95	108	109
Other administrative expenses	2,180	2,174	1,830
	8,515	8,371	7,443
The payments associated with short-term leases (leases less than or equal to 12 months) and leases of low-value assets, that the Group recognises as an expense in the income statement is not material.
b) Technical reports and other
Technical reports includes the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, the detail being as follows:

EUR million
	2023	2022	2021
Audit	116.8	115.4	106.0
Audit-related services	8.6	6.4	6.0
Tax services	1.6	0.5	0.7
All other	5.9	4.8	2.4
Total	132.9	127.1	115.1
The audit services and main non-audit services included for each item in the above breakdown are detailed as follows:
•Audit services: audit of the individual and consolidated financial statements of Banco Santander and its subsidiaries (of which PwC or another firm in its network is the statutory auditor); audit of the interim consolidated financial statements of Banco Santander; audit of the integrated audits prepared in order to file Form 20-F for the annual report with the SEC in the US and the internal control audit (SOx) for required Grupo Santander's entities; the limited review of the financial statements; and the regulatory auditor’s reports on Grupo Santander’s entities.
•Audit-related services: comfort letters; verification of the financial and non-financial information (as required by regulators); and other reviews of documents that, due to their nature, the external auditor provides for submission to domestic or foreign authorities.
•Tax services: tax compliance and advisory services provided to Group companies outside Spain, which have no direct effect on the audited financial statements and are permitted in accordance with independence regulations.
•Other services: agreed-upon procedure reports, assurance reports and special reports performed under the accepted profession's standards; as well as other reports required by the regulator.
The 'Audit' heading includes the fees for the year's audit, regardless of the date the audit was completed. Any subsequent adjustments, which are not significant, and for purposes of comparison, are shown in this note for each year. The fees corresponding to the rest of the services are shown by reference to when the audit committee approved them.
The services commissioned from the Group's auditors meet the independence requirements under applicable European and Spanish law, the SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and they did not involve in any case the performance of any work that is incompatible with the auditor's role.
Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 174.1 million in 2023 (EUR 185.5 million and EUR 263.8 million in 2022 and 2021, respectively).
c) Number of branches
The number of offices at 31 December 2023, 2022 and 2021 is as follows:

Number of branches
	Group
	2023	2022	2021
Spain	1,924	1,966	1,998
Group	6,594	7,053	7,231
	8,518	9,019	9,229